UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      --------

                                     FORM N-CSR
                                      --------

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                       --------


                                   101 Federal Street
                                    Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                         Chicago Asset Management Value Portfolio
                                       P.O. Box 219009
                                Kansas City, MO 64121-9009
                         (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-39-CAMCO

                         DATE OF FISCAL YEAR END: APRIL 30, 2004

                         DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND


                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO


ANNUAL REPORT                                                     APRIL 30, 2004



                        INVESTMENT ADVISER:
                        CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Statement of Net Assets ...................................................    4

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Financial Highlights ......................................................    9

Notes to Financial Statements .............................................   10

Report of Independent Registered Public Accounting Firm ...................   15

Trustees and Officers .....................................................   16

Notice to Shareholders ....................................................   24
--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-39-CAMCO; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge (i) by calling 1-866-39-CAMCO; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2004

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Value Portfolio. This Portfolio is the investment vehicle for clients interested in equity exposure of the specific Value style offered by Chicago Asset Management Company. In this letter we will review the Portfolio returns and the investment environment for the fiscal year which just ended. We wish to thank you for your continued commitment to our firm's long-term investment style, and to let you know that we share your philosophical optimism for the attractiveness of equities as an appropriate vehicle for committed long-term investors.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The fiscal year ended April 30, 2004, offered some of the strongest evidence available attesting to what a difference a year can make. As you are well aware, the long and grueling bear market seems to have ended in October of 2002. Although no market seems to go straight up or straight down, there was some weakness experienced around April of 2003, followed by a very strong equity market recovery.

When we look back on the past few years, we are reminded of the observations we shared. We reviewed how no person could realistically try to forecast the level of an equity market at any individual time, nor could one expect to predict the direction in the future or the duration of that direction. This was proven true in recent years when a long-running, overly-valued bull market turned into a bear market for more than three years. All of this simply reinforces the fundamental principle of maintaining an investor's point of view; that is, to invest, and to hold that investment, throughout the long term in order to achieve the results intended.

The investment performance results for the full fiscal year produced a rate of return for your Portfolio of 24.5%. This outperformed the return of the S&P 500 Composite Index of 22.9%. It is probably not surprising that the Portfolio representing your Portfolio investment appreciated more than the benchmark. Some of the reason can be attributed to the fact that your Portfolio is actively managed in a manner to increase the exposure to holdings in good companies which had declined more than the general market during that general market decline. These holdings rebounded more strongly, and helped the entire Portfolio produce this strong recovery year result.

Investment discipline is something which should be maintained throughout all market conditions. For these reasons, we continue to maintain the identical approach which we have maintained over past years. During this past year, we continued to focus on common stocks of companies which represent, in our opinion, sound businesses. The fact that their security price may have declined did not shake our belief in their business as an attractive investment. During times of market volatility, we

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
continue to focus on adding to holdings in companies that are both attractive and have had common stock prices which have underperformed the general market. Conversely, we would sell portions, or at times entire holdings, of issues which we believe had become more fully valued in the market, or the attractiveness of the business structure had in some way faded.

As we move into the future, we can be assured that volatility will always be with us. However, we can also take encouragement from the focus on investing based on our fundamental principles which are maintained through all market conditions. We offer our congratulations to you, the Shareholders, who have benefited from this strong recovery in the equity markets through your participation in this Portfolio. We share your confidence and optimism for the future and will continue to make our investment decisions to the best of our ability to benefit you.

CHICAGO ASSET MANAGEMENT COMPANY



                         DEFINITION OF COMPARATIVE INDEX

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


Growth of a $10,000 Investment

              ---------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN**
                     FOR PERIOD ENDED APRIL 30, 2004
              ---------------------------------------------
                               ANNUALIZED      ANNUALIZED
               ONE YEAR          5 YEAR       INCEPTION TO
                RETURN           RETURN           DATE
              ---------------------------------------------
                24.54%           (2.00)%         8.51%
              ---------------------------------------------


GRAPHIC OMITTED, PLOT POINTS ARE AS FOLLOWS:

                     CHICAGO ASSET MANAGEMENT        S&P 500
                         VALUE PORTFOLIO         COMPOSITE INDEX
12/16/94*                    $10,000                 $10,000
1995                          11,180                  11,463
1996                          14,311                  14,926
1997                          14,843                  18,677
1998                          19,550                  26,348
1999                          23,788                  32,097
2000                          21,352                  35,349
2001                          20,914                  30,764
2002                          20,299                  26,879
2003                          17,269                  23,301
2004                          21,506                  28,632


 * Beginning of operations. Index comparisons begin on 12/31/94.
** If the adviser and/or portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 99.8%
 -------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                       --------       ---------
AUTOMOTIVE -- 6.0%
   Ford Motor .....................................     122,200     $ 1,876,992
   General Motors .................................      33,025       1,566,045
                                                                    -----------
                                                                      3,443,037
                                                                    -----------
BANKS -- 16.4%
   Bank of America ................................      25,083       2,018,931
   Bank One .......................................      38,682       1,909,730
   Wachovia .......................................      39,100       1,788,825
   Washington Mutual ..............................      44,000       1,733,160
   Wells Fargo ....................................      34,400       1,942,224
                                                                    -----------
                                                                      9,392,870
                                                                    -----------
COMPUTERS & SERVICES -- 16.5%
   Cisco Systems* .................................      86,800       1,811,516
   Computer Sciences* .............................      34,500       1,411,395
   Hewlett-Packard ................................      94,400       1,859,680
   International Business Machines ................      16,900       1,490,073
   Microsoft ......................................      75,100       1,950,347
   Solectron* .....................................     188,700         924,630
                                                                    -----------
                                                                      9,447,641
                                                                    -----------
ENTERTAINMENT -- 3.6%
   Walt Disney ....................................      89,750       2,066,943
                                                                    -----------
FINANCIAL SERVICES -- 5.8%
   Bear Stearns ...................................      22,000       1,763,080
   Janus Capital Group ............................     104,400       1,586,880
                                                                    -----------
                                                                      3,349,960
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 5.9%
   Coca-Cola ......................................      33,500       1,694,095
   HJ Heinz .......................................      44,875       1,713,776
                                                                    -----------
                                                                      3,407,871
                                                                    -----------
INDUSTRIAL -- 9.4%
   Dover ..........................................      46,750       1,871,403
   Emerson Electric ...............................      30,600       1,842,732
   Ingersoll-Rand, Cl A ...........................      26,300       1,697,665
                                                                    -----------
                                                                      5,411,800
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                       --------       ---------
INSURANCE -- 3.7%
   Allstate .......................................      45,700     $ 2,097,630
                                                                    -----------
MEASURING DEVICES -- 2.7%
   Agilent Technologies* ..........................      58,100       1,569,281
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Johnson & Johnson ..............................      36,900       1,993,707
                                                                    -----------
PETROLEUM REFINING -- 3.3%
   Exxon Mobil ....................................      44,300       1,884,965
                                                                    -----------
PHARMACEUTICALS -- 9.9%
   Abbott Laboratories ............................      39,050       1,718,981
   Pfizer .........................................      54,500       1,948,920
   Schering-Plough ................................     120,896       2,022,590
                                                                    -----------
                                                                      5,690,491
                                                                    -----------
RESTAURANTS -- 4.0%
   McDonald's .....................................      85,275       2,322,038
                                                                    -----------
RETAIL -- 5.7%
   Costco Wholesale* ..............................      41,400       1,550,430
   Gap ............................................      79,400       1,747,594
                                                                    -----------
                                                                      3,298,024
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   Nortel Networks ................................     213,000         796,620
                                                                    -----------
TOYS & GAMES -- 2.0%
   Mattel .........................................      66,500       1,127,840
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $54,819,367) ..........................                  57,300,718
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 0.4%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                       --------       ---------
   HighMark Diversified Money Market Fund (b)
      (Cost $229,435) .............................     229,435     $   229,435
                                                                    -----------
   Total Investments -- 100.2%
      (Cost $55,048,802) (a) ......................                  57,530,153
                                                                    -----------
OTHER ASSETS AND LIABILITIES --  (0.2)%
   Investment Advisory Fees Payable ...............                     (30,107)
   Administration Fees Payable ....................                      (9,930)
   Trustees' Fees Payable .........................                      (2,504)
   Other Assets and Liabilities, Net ..............                     (98,835)
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .............                    (141,376)
                                                                    -----------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ................................                  63,315,189
   Accumulated net realized loss on investments ...                  (8,407,763)
   Net unrealized appreciation on investments .....                   2,481,351
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .....................                 $57,388,777
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Unlimited authorization, no par value) .....                   4,465,014
   NET ASSET VALUE, Offering and Redemption
      Price Per Share .............................                      $12.85
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $55,568,009. AT APRIL 30, 2004, NET UNREALIZED APPRECIATION BASED ON TAX COST WAS $1,962,144. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES FOR $8,680,755 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $6,718,611.
(B)  THE YIELD AS OF APRIL 30, 2004 WAS 0.594%.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      YEAR
                                                                      ENDED
                                                                 APRIL 30, 2004
                                                                ----------------
INVESTMENT INCOME
Dividends ......................................................    $   931,952
Interest .......................................................          2,399
                                                                    -----------
   TOTAL INCOME ................................................        934,351
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................        345,935
Administration Fees ............................................        125,000
Trustees' Fees .................................................          5,013
Shareholder Servicing Fees .....................................         61,809
Transfer Agent Fees ............................................         50,590
Legal Fees .....................................................         23,543
Printing Fees ..................................................         23,062
Filing and Registration Fees ...................................         17,553
Audit Fees .....................................................         15,342
Custodian Fees .................................................          4,992
Other Expenses .................................................          2,697
                                                                    -----------
      TOTAL EXPENSES ...........................................        675,536
Less:
Directed Brokerage .............................................        (30,967)
                                                                    -----------
   NET EXPENSES ................................................        644,569
                                                                    -----------
NET INVESTMENT INCOME ..........................................        289,782
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ...............................       (979,587)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...........     12,170,988
                                                                    -----------
NET GAIN ON INVESTMENTS ........................................     11,191,401
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $11,481,183
                                                                    ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                               YEAR ENDED      YEAR ENDED
                                                               APRIL 30,        APRIL 30,
                                                                 2004             2003
                                                              -----------     ------------
OPERATIONS:
   Net Investment Income ................................     $   289,782     $    329,118
   Net Realized Loss on Investments .....................        (979,587)        (491,316)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................      12,170,988       (7,059,606)
                                                              -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..........................      11,481,183       (7,221,804)
                                                              -----------     ------------
DIVIDENDS:
   Net Investment Income ................................        (329,841)        (328,978)
                                                              -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................       7,176,204       10,343,947
   In Lieu of Dividends .................................         329,821          328,923
   Redeemed .............................................      (8,366,502)     (13,111,070)
                                                              -----------     ------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .........................        (860,477)      (2,438,200)
                                                              -----------     ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ............      10,290,865       (9,988,982)
                                                              -----------     ------------
NET ASSETS:
   Beginning of Year ....................................      47,097,912       57,086,894
                                                              -----------     ------------
   End of Year (including undistributed net investment
     income of $0 and $140, respectively) ...............     $57,388,777     $ 47,097,912
                                                              ===========     ============
SHARE TRANSACTIONS:
   Issued ...............................................         583,667        1,089,925
   In Lieu of Dividends .................................          26,860           32,514
   Redeemed .............................................        (682,652)      (1,230,216)
                                                              -----------     ------------
   NET DECREASE IN SHARES OUTSTANDING
    FROM SHARE TRANSACTIONS .............................         (72,125)        (107,777)
                                                              ===========     ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
                                                                                   SELECTED PER SHARE DATA & RATIOS
                                                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                 YEARS ENDED APRIL 30,
                                                            -------------------------------------------------------
                                                              2004      2003(1)       2002        2001        2000
                                                            -------     -------     -------     -------     -------
Net Asset Value,
   Beginning of Period ................................     $ 10.38     $ 12.29     $ 12.70     $ 14.34     $ 17.53
                                                            -------     -------     -------     -------     -------
Income (Loss) From Operations
   Net Investment Income ..............................        0.07        0.07        0.02        0.20        0.17
   Net Realized and
      Unrealized Gain (Loss) ..........................        2.47       (1.91)      (0.40)      (0.49)      (2.02)
                                                            -------     -------     -------     -------     -------
   Total from Operations ..............................        2.54       (1.84)      (0.38)      (0.29)      (1.85)
                                                            -------     -------     -------     -------     -------
Dividends and Distributions
   Net Investment Income ..............................       (0.07)      (0.07)      (0.02)      (0.20)      (0.17)
   Net Realized Gain ..................................          --          --          --       (1.13)      (1.16)
   Return of Capital ..................................          --          --       (0.01)      (0.02)      (0.01)
                                                            -------     -------     -------     -------     -------
   Total Dividends and
     Distributions ....................................       (0.07)      (0.07)      (0.03)      (1.35)      (1.34)
                                                            -------     -------     -------     -------     -------
Net Asset Value, End of
   Period .............................................     $ 12.85     $ 10.38     $ 12.29     $ 12.70     $ 14.34
                                                            =======     =======     =======     =======     =======
TOTAL RETURN++                                                24.54%     (14.93)%+    (2.94)%+    (2.05)%    (10.24)%+
                                                            =======     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................................     $57,389     $47,098     $57,087     $54,956     $64,842
Ratio of Expenses to Average
   Net Assets (without directed
   brokerage and/or waivers) ..........................        1.22%       1.46%       1.35%       1.25%       1.34%
Ratio of Expenses to Average
   Net Assets .........................................        1.16%       1.25%       1.25%       1.25%       1.19%
Ratio of Net Investment
   Income to Average
   Net Assets .........................................        0.52%       0.71%       0.19%       1.44%       1.32%
Portfolio Turnover Rate ...............................          26%         30%         43%         95%         48%

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAMFunds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Investments in money market funds are valued at their net asset value. Securities for which prices are not available, of which there were none as of April 30, 2004, will be valued at fair value as determined in good faith in accordance

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
     with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2004, the Portfolio did not hold any repurchase agreements.

     EXPENSES -- Expenses of the Trust that can be directly attributed to a particular portfolio are borne by that portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio had entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received $150 for the period ended April 30, 2004. Effective October 24, 2003, this agreement was discontinued.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENCY AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the period ended April 30, 2004, the Administrator was paid 0.23% of the average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $30,967, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the period ended April 30, 2004 was 0.06%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of thePortfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Chicago Asset Management Company (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2004, the Portfolio made purchases of $13,916,285 and sales of $14,820,347 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent book and tax basis differences relating to return of capital distributions received from Portfolio investments may result in reclassification to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid in capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                     UNDISTRIBUTED
                 NET INVESTMENT INCOME        PAID IN CAPITAL
               ------------------------      -----------------
                        $39,919                  $(39,919)

The tax character of dividends paid during the last two years was all ordinary income.

As of April 30, 2004, the components of Accumulated Losses were as follows:
Capital Loss Carryforwards                                          $(7,130,083)
Post-October Losses                                                    (758,473)
Unrealized Appreciation                                               1,962,144
                                                                    -----------
Total Accumulated Losses                                            $(5,926,412)
                                                                    ===========

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2004 the Portfolio had capital loss carryforwards of $6,203,933 and $926,150 due to expire on April 30, 2010 and April 30, 2012, respectively.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through April 30, 2004 that, in accordance with Federal income tax regulations, a Portfolio may elect to defer and treat as having arisen in the following year.

8. OTHER:

At April 30, 2004, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Chicago Asset Management Value Portfolio


In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chicago Asset Management Value Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

June 14, 2004

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per-




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                  TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                       Trustee                     (Since 1993)
77 yrs. old

--------------------------------------------------------------------------------
ROBERT A. PATTERSON                  Trustee                     (Since 1993)
86 yrs. old





--------------------------------------------------------------------------------
EUGENE B. PETERS                     Trustee                     (Since 1993)
74 yrs. old





--------------------------------------------------------------------------------
JAMES M. STOREY                      Trustee                     (Since 1994)
73 yrs. old










--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
--------------------------------------------------------------------------------



sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                                            NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                        INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                   MEMBER               HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------



Vice Chairman of Ameritrust Texas N.A.,        45              Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                        The MDL Funds, and The
                                                               Expedition Funds.
-----------------------------------------------------------------------------------------------------
Pennsylvania State University, Senior Vice     45              Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                     Trustees of Grove City College.
and Investment Consultant, Professor of                        Trustee of The Arbor Fund, The
Transportation since 1984; Vice President --                   MDL Funds, and The Expedition
Investments, Treasurer, Senior Vice President                  Funds.
(Emeritus), 1982-1984. Director, Pennsylvania
Research Corp.
-----------------------------------------------------------------------------------------------------
Private investor from 1987 to present. Vice     45             Trustee of The Arbor Funds,
President and Chief Financial Officer, Western                 The MDL Funds, and The
Company of North America (petroleum ser-                       Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company), 1978-
1980. President and Chief Executive Officer
of Jos Schlitz Brewing Company before 1978.
-----------------------------------------------------------------------------------------------------
Partner, Dechert (law firm) September           45             Trustee of The Arbor Funds, The
1987-December 1993.                                            MDL Funds, The Expedition Funds,
                                                               SEI Asset Allocation Trust, SEI
                                                               Daily Income Trust, SEI Index
                                                               Funds, SEI Institutional International
                                                               Trust, SEI Institutional Investments
                                                               Trust, SEI Institutional Managed
                                                               Trust, SEI Liquid Asset Trust, SEI
                                                               Tax Exempt Trust, State Street
                                                               Research Funds and Massachusetts
                                                               Health and Education Tax-Exempt
                                                               Trust.
-----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.              Trustee                     (Since 1999)
61 yrs. old









--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










--------------------------------------------------------------------------------
WILLIAM M. DORAN                     Trustee                     (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------


                                           NUMBER OF
                                          PORTFOLIOS
                                       IN THE ADVISORS'
                                       INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                   MEMBER               HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------




Chief Executive Officer, Newfound             45            Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                  Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                   Arbor Funds, The MDL Funds,
December 1996; Chief Financial Officer,                     The Expedition Funds, SEI Asset
Nobel Partners, L.P., March 1991-December                   Allocation Trust, SEI Daily Income
1996.                                                       Trust, SEI Index Funds, SEI
                                                            Institutional International Trust, SEI
                                                            Institutional Investments Trust, SEI
                                                            Institutional Managed Trust, SEI
                                                            Liquid Asset Trust and SEI Tax
                                                            Exempt Trust.
---------------------------------------------------------------------------------------------------




Currently performs various services on behalf 45            Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                  Street Funds, The Expedition Funds,
compensated. Executive Vice President of                    The MDL Funds, SEI Asset Allocation
SEI Investments, 1986-1994. Director and                    Trust, SEI Daily Income Trust,
Executive Vice President of the Administrator               SEI Index Funds, SEI Institutional
and the Distributor, 1981-1994.                             International Trust, SEI Institutional
                                                            Investments Trust, SEI Institutional
                                                            Managed Trust, SEI Tax Exempt
                                                            Trust, SEI Opportunity Master Fund,
                                                            L.P., SEI Opportunity Fund, L.P.,
                                                            SEI Absolute Return Master Fund,
                                                            L.P., and SEI Absolute Return Fund,
                                                            L.P.
---------------------------------------------------------------------------------------------------
Partner, Morgan, Lewis & Bockius LLP          45            Trustee of The Arbor Funds, The
(law firm), counsel to the Trust,                           MDL Funds, The Expedition Funds,
SEI Investments, the Administrator and the                  SEI Asset Allocation Trust, SEI Daily
Distributor. Director of SEI Investments                    Income Trust, SEI Index Funds, SEI
since 1974; Secretary of SEI Investments                    Institutional International Trust, SEI
since 1978.                                                 Institutional Investments Trust, SEI
                                                            Institutional Managed Trust, SEI
                                                            Liquid Asset Trust and SEI Tax
                                                            Exempt Trust.
---------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
41 yrs. old



--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
35 yrs. old                      Financial Officer


--------------------------------------------------------------------------------
PETER GOLDEN                    Co-Controller and                (Since 2003)
39 yrs. old                 Co-Chief Financial Officer





--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Vice President                 (Since 2000)
36 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                   Assistant                   (Since 2000)
35 yrs. old                       Vice President
                                   and Secretary



--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------


                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)                    OVERSEEN BY        OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                        OFFICER            HELD BY OFFICER
------------------------------------------------------------------------------------------



Senior Operations Officer, SEI Investments,         N/A                   N/A
Fund Accounting and Administration since
1996. From 1993 until 1996, Assistant Chief
Accountant for the U.S. Securities and Exchange
Commission's Division of Management.
------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting          N/A                   N/A
and Administration since November 1999;
Audit Manager, Ernst & Young LLP from
1991-1999.
------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting          N/A                   N/A
and Administration since June 2001. From
March 2000 to 2001, Vice President of Funds
Administration for J.P. Morgan Chase & Co.
From 1997-2000, Vice President of
Pension and Mutual Fund Accounting for
Chase Manhattan Bank.
------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of           N/A                   N/A
SEI Investments, SEI Investments Global Funds
Services and SEI Investments Distribution Co.
since 1998. Assistant General Counsel and
Director of Arbitration, Philadelphia Stock
Exchange from 1989-1998.
------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI       N/A                   N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999,
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.
------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI       N/A                   N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2000; Vice
President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate
at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
41 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------


                                            NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                        INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)                OVERSEEN BY          OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                    OFFICER              HELD BY OFFICER
--------------------------------------------------------------------------------------



Vice President and Assistant Secretary of      N/A                      N/A
SEI Investments Global Funds Services
and SEI Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.
--------------------------------------------------------------------------------------
Middle Office Compliance Officer at SEI        N/A                      N/A
Investments since 2000. Supervising
Examiner at Federal Reserve Bank of
Philadelphia, 1998-2000.
--------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        APRIL 30, 2004

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                     DIVIDENDS
                                    QUALIFYING
         ORDINARY                  FOR CORPORATE                QUALIFYING
          INCOME                     DIVIDENDS                   DIVIDEND
       DISTRIBUTIONS           RECEIVABLE DEDUCTION              INCOME(1)
       -------------           --------------------             ----------
          100.00%                     100.00%                     100.00%



(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO


--------------------------------------------------------------------------------



                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-39-CAMCO


                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.



CAM-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George J. Sullivan, Jr. and Robert Patterson are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers Related to the Trust

PricewaterhouseCoopers billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------

                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $ 14,300            N/A               N/A             $ 13,000            N/A               N/A
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A          $ 102,828 (2)          N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance, and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI II Funds.

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A
                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A
                ---------------------------- ----------------- ----------------


(f)

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h) Not Applicable


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                       The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.